RELATED PARTIES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 30, 2019
IfrsStatementLineItems [Line Items]
Operating expenses	€ (151,282)	€ (84,746)	€ (77,460)
Total Costs	80,253	70,497	61,583
Trade receivables	3,318
Trade payables and other current liabilities	3,729
Current financial assets	3,899	4,757
Trade receivables	(3,318)
Current financial liabilities	2,919
Non-current financial liabilities	5,513
Current financial assets	76
Codere Espana S A [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences		(281)
Operating expenses	(4,847)
Total Costs	(4,847)	(281)
Trade receivables
Trade payables and other current liabilities		281
Trade receivables
Current financial liabilities		6,644
Non-current financial liabilities		21,191
Codere Newco S A U [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences	(81)	(12)	(9)
Operating expenses	(7,418)	(3,220)	(589)
Total Costs	(7,499)	(3,232)	(598)
Trade receivables	937
Trade payables and other current liabilities	1,165	152
Trade receivables	(937)
Current financial liabilities		9,048
Non-current financial liabilities		250
Codere Apuestas Espana S L [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses	(848)	(7,066)	(6,956)
Total Costs	(848)	(7,066)	(6,956)
Codere Italia S P A [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences	(29)	(101)	(127)
Operating expenses		(918)
Total Costs	(29)	(1,019)	(127)
Other Retail Companies [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences			(57)
Operating expenses	(2,084)	(534)	(287)
Total Costs	(2,084)	(534)	(344)
Trade receivables		36
Trade payables and other current liabilities	520	945
Trade receivables		(36)
Current financial liabilities	1,776	746
Non-current financial liabilities
Coder Operadorade Apuestas S L [Member]
IfrsStatementLineItems [Line Items]
Trade payables and other current liabilities	468
Codere Apuesta Espana [Member]
IfrsStatementLineItems [Line Items]
Trade payables and other current liabilities	749
King Bingo S R L [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	1	2
Trade payables and other current liabilities	3
Trade receivables	(1)	(2)
Current financial liabilities
Non-current financial liabilities
O B I N [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	18
Current financial assets	26
Trade receivables	(18)
C T E C [Member]
IfrsStatementLineItems [Line Items]
Current financial assets	50
C I T A T I [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	7
Trade receivables	(7)
Other Latam Retail Companies [Member]
IfrsStatementLineItems [Line Items]
Trade receivables
Trade payables and other current liabilities	824
Trade receivables
Current financial liabilities	1,143
Non-current financial liabilities	€ 2,405
Codere Apuestas Galicia S L [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses		(1,287)	(1,374)
Total Costs		(1,287)	(1,374)
Trade receivables		463
Trade payables and other current liabilities
Trade receivables		(463)
Current financial liabilities
Non-current financial liabilities
Codere Operadorade Apuestas S L [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses		(919)
Total Costs		(919)
Codere Apuestas S A U [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses		(79)		€ (1,235)
Total Costs		(79)	(1,235)
Administradora Mexicana Del Hipodromo [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses		(4,164)	(3,467)
Total Costs		(4,164)	€ (3,467)
Trade receivables
Trade payables and other current liabilities
Trade receivables
Current financial liabilities
Non-current financial liabilities
Codere Itali S P A [Member]
IfrsStatementLineItems [Line Items]
Trade receivables		435
Trade payables and other current liabilities		101
Trade receivables		(435)
Current financial liabilities		1,339
Non-current financial liabilities
Total [Member]
IfrsStatementLineItems [Line Items]
Trade receivables		936
Trade payables and other current liabilities		1,479
Trade receivables		(936)
Current financial liabilities		17,777
Non-current financial liabilities		€ 21,441